Brett Agnew Senior Vice President & Deputy General Counsel 8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew@sfgmembers.com

May 1, 2025

VIA EDGAR

Commissioners
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Midland National Life Insurance Company
Midland National Life Separate Account C
Post-Effective Amendment No. 1 to the Registration Statement on Form N-4
File No. 333-283566
Post-Effective Amendment No. 7 to the Registration Statement on Form N-4
File Nos. 333-255058; 811-07772

Commissioners:

On behalf of Midland National Life Insurance Company and Midland National Life Separate Account C, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced Post-Effective Amendments to the Registration Statements on Form N-4, which were electronically filed with the Securities and Exchange Commission via EDGAR on April 17, 2025 (Accession Nos. 0002040519-25-000022 and 0000906564-25-000054).

Please do not hesitate to contact Dodie Kent of Eversheds Sutherland (US) LLP at (212) 389-5080 should you have any questions.

Very truly yours,

/s/ Brett Agnew
Brett L. Agnew
Senior Vice President and Deputy General Counsel

MidlandNational.com